UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09101

Prudential Investment Portfolios 9

(f/k/a Dryden Tax-Managed Funds)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Dryden Tax-Managed Funds -

Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.9%
COMMON STOCK
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.3%
21,100	Johnson Controls, Inc.	$587,213
21,000	TRW Automotive Holdings Corp.(a)(b)	483,630

		1,070,843

Automobiles 0.9%
315,200	Ford Motor Co.(a)(b)	3,416,768

Diversified Consumer Services 0.2%
12,300	DeVry, Inc.	751,038

Hotels, Restaurants & Leisure 0.7%
19,900	McDonald’s Corp.	1,242,357
38,000	Yum! Brands, Inc.	1,299,980

		2,542,337

Household Durables 0.8%
23,900	American Greetings Corp.	441,672
6,000	Fortune Brands, Inc.	249,420
3,500	Helen of Troy Ltd.(a)	82,495
14,600	Leggett & Platt, Inc.	266,596
86,300	Newell Rubbermaid, Inc.	1,171,091
24,100	Tempur-Pedic International, Inc.(a)	599,849
3,500	Whirlpool Corp.	263,130

		3,074,253

Internet & Catalog Retail 0.1%
25,900	Expedia, Inc.(a)(b)	554,519

Media 3.3%
187,900	Comcast Corp. (Class A Stock)	2,974,457
27,200	DIRECTV Group, Inc. (The)(a)	825,520
81,200	Gannett Co., Inc.	1,311,380
171,500	News Corp., Inc. (Class A Stock)	2,162,615
43,366	Time Warner, Inc.	1,190,397
22,272	Time Warner Cable, Inc.	970,836
86,800	Viacom, Inc. (Class B Stock)(a)	2,529,352
12,460	Walt Disney Co. (The)	368,193

		12,332,750

Multiline Retail 1.2%
9,900	Big Lots, Inc.(a)(b)	281,259

12,300	Kohl’s Corp.(a)(b)	619,551
53,800	Macy’s, Inc.	857,034
54,500	Target Corp.	2,794,215

		4,552,059

Specialty Retail 2.1%
43,800	Best Buy Co., Inc.	1,605,270
30,500	Chico’s FAS, Inc.(a)	389,485
64,900	Gap, Inc. (The)	1,238,292
15,000	Home Depot, Inc. (The)	420,150
5,900	Jos. A. Bank Clothiers, Inc.(a)(b)	247,269
7,200	Lithia Motors Inc.(a)	56,160
11,200	Limited Brands, Inc.	213,024
46,000	Ross Stores, Inc.	2,112,780
27,900	TJX Cos., Inc.	1,060,479
8,400	Tractor Supply Co.(a)	423,948

		7,766,857

Textiles, Apparel & Luxury Goods 0.9%
58,600	Coach, Inc.	2,043,968
14,000	Hanesbrands Inc.(a)	321,580
20,400	Jones Apparel Group, Inc.	294,576
1,000	Philips-Van Heusen Corp.	39,290
2,700	Steven Madden Ltd.(a)	108,378
10,600	VF Corp.	763,518

		3,571,310

CONSUMER STAPLES 9.6%
Beverages 2.1%
73,300	Coca-Cola Co. (The)	3,976,525
7,700	Coca-Cola Enterprises, Inc.	155,463
3,300	Constellation Brands, Inc. (Class A Stock)(a)(b)	53,064
39,300	Dr Pepper Snapple Group, Inc.	1,087,038
46,894	PepsiCo, Inc.	2,795,820

		8,067,910

Food & Staples Retailing 1.2%
2,800	Costco Wholesale Corp.	160,804
82,170	Wal-Mart Stores, Inc.	4,390,343

		4,551,147

Food Products 1.6%
62,038	Archer-Daniels-Midland Co.	1,859,279
38,600	Chiquita Brands International, Inc.(a)(b)	566,262
4,500	ConAgra Foods, Inc.	102,330
16,100	Dean Foods Co.(a)	283,843
36,000	Del Monte Foods Co.	409,680
4,900	General Mills, Inc.	349,419
25,300	Kellogg Co.	1,376,826
22,130	Kraft Foods, Inc. (Class A Stock)(b)	612,116
49,600	Sara Lee Corp.	602,144

		6,161,899

Household Products 3.1%
6,000	Clorox Co.	355,020
8,270	Colgate-Palmolive Co.	661,848
43,300	Kimberly-Clark Corp.	2,571,587
128,964	Procter & Gamble Co.	7,937,734

		11,526,189

Personal Products 0.1%
11,500	Avon Products, Inc.	346,610
16,400	Prestige Brands Holdings, Inc.(a)	127,428

		474,038

Tobacco 1.5%
64,400	Altria Group, Inc.	1,278,984
2,500	Lorillard, Inc.	189,250
57,900	Philip Morris International, Inc.	2,635,029
27,400	Reynolds American, Inc.	1,457,680

		5,560,943

ENERGY 10.2%
Energy Equipment & Services 0.7%
6,200	Diamond Offshore Drilling, Inc.	567,486
13,800	FMC Technologies, Inc.(a)	733,746
2,700	Halliburton Co.	78,867
3,900	National-Oilwell Varco, Inc.	159,510
15,200	Schlumberger Ltd.	964,592

		2,504,201

Oil, Gas & Consumable Fuels 9.5%
28,700	Anadarko Petroleum Corp.	1,830,486
8,100	Apache Corp.	800,037
8,900	Berry Petroleum Co. (Class A Stock)	241,012
47,700	Chesapeake Energy Corp.	1,182,006
95,584	Chevron Corp.	6,893,518
88,500	ConocoPhillips	4,248,000
3,200	Consol Energy, Inc.	149,152
21,900	Devon Energy Corp.	1,465,329
11,700	El Paso Corp.	118,755
190,474	Exxon Mobil Corp.(b)	12,272,240
4,000	Hess Corp.	231,160
49,500	Marathon Oil Corp.	1,475,595
25,800	Murphy Oil Corp.	1,317,864
10,600	Occidental Petroleum Corp.	830,404
12,900	Peabody Energy Corp.	543,348
14,500	Southwestern Energy Co.(a)	621,760
65,000	Spectra Energy Corp.	1,381,250
4,400	World Fuel Services Corp.	105,732
9,600	XTO Energy, Inc.	427,872

		36,135,520

FINANCIAL 12.5%
Capital Markets 2.1%
20,200	Ameriprise Financial, Inc.	772,448
2,600	Fifth Street Finance Corp.	28,470
9,400	Franklin Resources, Inc.	930,882
27,080	Goldman Sachs Group, Inc. (The)	4,027,338
11,200	Invesco Ltd.	216,160
40,400	Morgan Stanley	1,081,912
4,100	Pennantpark Investment Corp.	37,105
5,300	State Street Corp.	227,264
10,300	T. Rowe Price Group, Inc.(b)	511,086

		7,832,665

Commercial Banks 1.5%
8,400	BB&T Corp.	234,108
8,900	PNC Financial Services Group, Inc. (The)	493,327
52,291	U.S. Bancorp	1,311,458
132,264	Wells Fargo & Co.	3,760,266

		5,799,159

Consumer Finance 1.2%
70,800	American Express Co.	2,666,328
49,700	Capital One Financial Corp.(b)	1,831,942
3,300	World Acceptance Corp.(a)(b)	133,287

		4,631,557

Diversified Financial Services 4.1%
491,168	Bank of America Corp.(b)	7,455,929
216,300	Citigroup, Inc.(b)	718,116
2,000	CME Group, Inc.	573,640
152,500	JPMorgan Chase & Co.	5,938,350
17,400	Moody’s Corp.(b)	480,066
12,400	Nasdaq OMX group, Inc. (The)(a)	223,076

		15,389,177

Insurance 2.8%
24,200	Aflac, Inc.	1,172,006
2,600	Allied World Assurance Co. Holdings Ltd.	116,376
24,000	Allstate Corp. (The)	718,320
14,500	American Equity Investment Life Holding Co.	106,430
22,900	Chubb Corp. (The)	1,145,000
14,400	Delphi Financial Group, Inc. (Class A Stock)	291,600
9,300	Endurance Specialty Holdings Ltd.	334,986
30,200	Hartford Financial Services Group, Inc.	724,498
16,300	Lincoln National Corp.	400,654
38,600	MetLife, Inc.	1,363,352
3,900	PartnerRe Ltd.	290,901
8,100	Principal Financial Group, Inc.	186,705
19,100	Protective Life Corp.	321,835

1,800	Torchmark Corp.	80,820
34,197	Travelers Cos., Inc. (The)	1,732,762
68,700	UnumProvident Corp.	1,344,459
4,200	XL Capital, Ltd. (Class A Stock)	70,434

		10,401,138

Real Estate Investment Trusts 0.7%
37,900	Annaly Mortgage Management, Inc.	658,702
40,200	CBL & Associates Properties, Inc.(b)	402,000
100,100	Chimera Investment Corp.	392,392
33,200	Colonial Properties Trust(b)	365,532
52,078	Host Hotels & Resorts, Inc.(a)(b)	552,027
48,900	MFA Mortgage Investments, Inc	359,904
3,100	ProLogis Trust(b)	39,060

		2,769,617

Thrifts & Mortgage Finance 0.1%
12,900	Astoria Financial Corp.	170,280

HEALTHCARE 13.7%
Biotechnology 0.6%
14,700	Amgen, Inc.(a)	859,656
14,300	Biogen Idec, Inc.(a)	768,482
13,600	Gilead Sciences, Inc.(a)	656,472

		2,284,610

Healthcare Equipment & Supplies 2.9%
26,700	American Medical Systems Holdings, Inc.(a)(b)	512,640
22,200	Baxter International, Inc.	1,278,498
12,600	Becton Dickinson and Co.	949,662
39,600	CareFusion Corp.(a)(b)	1,019,700
24,800	Hospira, Inc.(a)	1,255,872
7,600	Intuitive Surgical, Inc.(a)	2,493,256
73,500	Medtronic, Inc.	3,152,415
4,300	Quidel Corp.(a)	57,104
2,100	Sirona Dental Systems, Inc.(a)	67,557
1,500	STERIS Corp.	39,120
3,300	Stryker Corp.	171,336

		10,997,160

Healthcare Providers & Services 2.7%
7,300	Aetna, Inc.	218,781
24,000	Coventry Health Care, Inc.(a)	549,120
5,900	Express Scripts, Inc.(a)(b)	494,774
600	Laboratory Corp. of America Holdings(a)	42,660
4,100	Lincare Holdings, Inc.(a)(b)	150,962
27,000	Medco Health Solutions, Inc.(a)	1,659,960
15,300	Quest Diagnostics, Inc.(b)	851,751
85,600	UnitedHealth Group, Inc.	2,824,800
50,400	WellPoint, Inc.(a)	3,211,488

		10,004,296

Healthcare Technology
1,300	Computer Programs & Systems, Inc.	48,919

Life Sciences, Tools & Services 1.2%
13,300	Bruker Corp.(a)	163,191
4,300	Mettler-Toledo International, Inc.(a)	419,121
5,500	Millipore Corp.(a)(b)	379,335
55,000	Thermo Fisher Scientific, Inc.(a)	2,538,250
20,900	Waters Corp.(a)(b)	1,190,882

		4,690,779

Pharmaceuticals 6.3%
35,100	Abbott Laboratories	1,858,194
41,100	Allergan, Inc.	2,363,250
135,500	Bristol-Myers Squibb Co.	3,300,780
43,500	Eli Lilly & Co.	1,531,200
9,900	Forest Laboratories, Inc.(a)	293,436
98,799	Johnson & Johnson	6,210,506
105,400	Merck & Co., Inc.	4,024,172
19,500	Par Pharmaceutical Cos, Inc.(a)	513,240
185,834	Pfizer, Inc.	3,467,662
8,400	Watson Pharmaceuticals, Inc.(a)(b)	322,308

		23,884,748

INDUSTRIALS 10.1%
Aerospace & Defense 3.6%
5,500	Alliant Techsystems, Inc.(a)	434,335
2,100	American Science & Engineering, Inc.	163,044
10,600	Boeing Co. (The)	642,360
37,100	General Dynamics Corp.	2,480,135
13,600	Honeywell International, Inc.	525,504
1,900	ITT Corp.	91,789
12,100	L-3 Communications Holdings, Inc.	1,008,414
9,000	Lockheed Martin Corp.	670,680
35,100	Northrop Grumman Corp.	1,986,660
51,800	Raytheon Co.	2,715,874
6,400	Teledyne Technologies, Inc.(a)	238,464
39,700	United Technologies Corp.	2,678,956

		13,636,215

Air Freight & Logistics 1.6%
22,300	C.H. Robinson Worldwide, Inc.	1,262,849
24,400	FedEx Corp.	1,911,740
48,500	United Parcel Service, Inc. (Class B Stock)	2,801,845

		5,976,434

Airlines 0.1%
8,800	Alaska Airgroup Inc.(a)	275,792

Commercial Services & Supplies 0.4%
6,200	Avery Dennison Corp.	201,562

30,100	R. R. Donnelley & Sons Co.	596,582
24,600	Waste Management, Inc.(b)	788,430

		1,586,574

Electrical Equipment 0.4%
30,100	Emerson Electric Co.	1,250,354
8,000	Roper Industries, Inc.	400,640

		1,650,994

Industrial Conglomerates 1.8%
31,800	3M Co.	2,559,582
264,900	General Electric Co.	4,259,592

		6,819,174

Machinery 1.1%
8,700	Colfax Corp.(a)	98,049
5,900	Crane Co.	180,068
15,400	Danaher Corp.	1,098,790
26,500	Dover Corp.	1,136,320
4,100	Flowserve Corp.	369,697
24,500	Illinois Tool Works, Inc.	1,067,955

		3,950,879

Professional Services
5,200	Equifax, Inc.	166,400

Road & Rail 0.8%
16,900	CSX Corp.	724,334
28,800	Ryder System, Inc.	1,048,320
20,300	Union Pacific Corp.	1,228,150

		3,000,804

Trading Companies & Distributors 0.3%
7,100	W.W. Grainger, Inc.	704,888
12,400	WESCO International, Inc.(a)	343,728

		1,048,616

INFORMATION TECHNOLOGY 19.4%
Communications Equipment 2.2%
237,050	Cisco Systems, Inc.(a)	5,326,514
26,100	Harris Corp.	1,120,212
32,400	Juniper Networks, Inc.(a)	804,492
40,300	Motorola, Inc.(a)	247,845
16,000	QUALCOMM, Inc.	627,040
12,800	Riverbed Technology, Inc.(a)	286,976

		8,413,079

Computers & Peripherals 5.9%
33,190	Apple, Inc.(a)	6,376,463

53,700	Dell, Inc.(a)	692,730
128,700	EMC Corp.(a)	2,145,429
93,725	Hewlett-Packard Co.	4,411,636
51,470	International Business Machines Corp.	6,299,413
2,400	NetApp, Inc.(a)	69,912
14,900	Seagate Technology LLC	249,277
8,700	Teradata Corp.(a)	243,339
51,500	Western Digital Corp.(a)	1,956,485

		22,444,684

Electronic Equipment & Instruments 0.6%
74,700	Corning, Inc.	1,350,576
53,100	Jabil Circuit, Inc.	768,888
2,500	Tech Data Corp.(a)	101,875

		2,221,339

Internet Software & Services 1.6%
3,678	AOL, Inc.(a)	88,162
76,500	eBay, Inc.(a)(b)	1,761,030
8,000	Google, Inc. (Class A Stock)(a)	4,235,360

		6,084,552

IT Services 2.1%
600	Computer Sciences Corp.(a)	30,780
64,000	Convergys Corp.(a)	684,800
3,600	Fiserv, Inc.(a)	162,144
9,300	Mastercard, Inc. (Class A Stock)(b)	2,324,070
37,400	Visa, Inc. (Class A Stock)	3,067,922
95,100	Western Union Co. (The)	1,763,154

		8,032,870

Office Electronics 0.4%
153,700	Xerox Corp.(b)	1,340,264

Semiconductors & Semiconductor Equipment 3.4%
50,600	Broadcom Corp. (Class A Stock)(a)	1,352,032
297,900	Intel Corp.	5,779,260
14,900	Linear Technology Corp.	388,890
43,500	LSI Corp.(a)	217,065
17,400	Marvell Technology Group Ltd.(a)	303,282
110,100	Micron Technology, Inc.(a)(b)	960,072
49,900	National Semiconductor Corp.	661,674
121,500	Texas Instruments, Inc.	2,733,750
5,200	Zoran Corp.(a)	57,044

		12,453,069

Software 3.2%
32,000	Adobe Systems, Inc.(a)	1,033,600
10,600	BMC Software, Inc.(a)	409,584
6,300	Interactive Intelligence, Inc.(a)	108,990

64,500	Intuit, Inc.(a)	1,909,845
29,900	McAfee, Inc.(a)	1,127,230
228,500	Microsoft Corp.	6,439,130
52,800	Oracle Corp.	1,217,568
8,200	Symantec Corp.(a)	138,990

		12,384,937

MATERIALS 3.5%
Chemicals 0.9%
12,300	Air Products & Chemicals, Inc.	934,308
21,700	E.I. du Pont de Nemours & Co.	707,637
9,900	Eastman Chemical Co.	559,647
5,100	Ecolab, Inc.	223,890
3,700	Mosaic Co. (The)	197,987
5,600	Newmarket Corp.	505,232
6,200	Praxair, Inc.	466,984

		3,595,685

Containers & Packaging 0.3%
1,400	Owens-Illinois, Inc.(a)	38,108
40,600	Pactiv Corp.(a)	915,530

		953,638

Metals & Mining 2.0%
36,100	Freeport-McMoRan Copper & Gold, Inc.	2,407,509
53,100	Newmont Mining Corp.	2,275,866
23,100	Nucor Corp.	942,480
45,800	Southern Copper Corp.	1,219,654
5,400	Walter Energy, Inc.	350,568

		7,196,077

Paper & Forest Products 0.3%
54,100	MeadWestvaco Corp.	1,302,187

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
260,268	AT&T, Inc.	6,600,396
35,200	CenturyTel, Inc.	1,197,152
131,900	Verizon Communications, Inc.(b)	3,880,498
18,500	Windstream Corp.(b)	190,735

		11,868,781

Wireless Telecommunication Services
4,000	NII Holdings, Inc.(a)	130,960

UTILITIES 2.2%
Electric Utilities 1.1%
45,500	Allegheny Energy, Inc.	953,225
25,400	American Electric Power Co., Inc.	880,110

37,300	Duke Energy Corp.	616,569
18,900	Edison International	629,748
4,000	Exelon Corp.	182,480
4,500	FPL Group, Inc.	219,420
22,000	Pepco Holdings, Inc.	361,240
4,100	Pinnacle West Capital Corp.	146,862

		3,989,654

Independent Power Producers & Energy Traders 0.3%
6,000	AES Corp.(The)(a)	75,780
33,500	Constellation Energy Group, Inc.	1,081,380

		1,157,160

Multi-Utilities 0.7%
10,200	CMS Energy Corp.(b)	154,734
9,000	Inetgrys Energy Group, Inc.	376,650
48,800	Public Service Enterprise Group, Inc.	1,492,792
8,900	Sempra Energy	451,675
9,600	Xcel Energy, Inc.	199,488

		2,675,339

Water Utilities 0.1%
14,100	American Water Works Co., Inc.	307,380

	Total long-term investments (cost $296,610,565)	358,182,223

Principal Amount (000)
SHORT-TERM INVESTMENTS 13.3%
United States Government Security 0.4%
$ 1,500	United States Treasury Bill 0.120% 6/17/10(c)(d) (cost $1,499,259)	1,499,405

Shares
Affiliated Money Market Mutual Fund 12.9%
48,673,338	Dryden Core Investment Fund - Taxable Money Market Series (cost $48,673,338; includes $30,612,081 of cash collateral received for securities on loan)(e)(f)	48,673,338

	Total short-term investments (cost $50,172,597)(g)	50,172,743

	Total Investments 108.2% (cost $346,783,162)	408,354,966
	Liabilities in excess of other assets(h) (8.2%)	(31,103,640)

	Net Assets 100.0%	$377,251,326

(a)	Non- income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $29,317,173; cash collateral of $30,612,081 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$348,313,404	$61,730,058	$(1,688,496)	$60,041,562

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized depreciation of financial futures as follows:

Open futures contracts outstanding at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at January 31, 2010	Value at Trade Date	Unrealized Depreciation(1)
	Long Positions:
330	S&P 500 EMINI FUT	Mar 2010	$17,661,600	$18,371,998	$(710,398)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$358,182,223	$—	$—
United States Government Security	—	1,499,405	—
Affiliated Money Market Mutual Fund	48,673,338	—	—

	406,855,561	1,499,405	—
Other Financial Instruments*	(710,398)	—	—

Total	$406,145,163	$1,499,405	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9 (f/k/a Dryden Tax-Managed Funds)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.